SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Payables (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Total	$ 60,330,550	$ 45,791,836
Parent company and related parties to Parent
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade payables/creditors	(161,860)	(644,191)
Net loans payables	(3,639,816)	(3,491,691)
Key management personnel
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Salaries, social security benefits and other benefits	(68,139)	(218,068)
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade payables/creditors	(75,271)	(35,292)
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade payables/creditors	$ (56,385,464)	$ (41,402,594)